SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019 director	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
VIEs financial information
Percent of equity interest which has option to acquire		100.00%
Related Party [Member] | Shareholders of Management HoldCo
VIEs financial information
Loans		¥ 1,000
GDS Beijing and GDS Shanghai
VIEs financial information
Ownership transferred (as a percent)	100.00%
Number of directors replacing prior sole director | director	3
VIEs
VIEs financial information
Costs for outsourcing and other services provided by other consolidated entities within the Company		7,312,771	¥ 6,336,874	¥ 5,160,638
VIEs | Related Party [Member] | Management HoldCo
VIEs financial information
Loans		¥ 310,100
Right of GDS Investment Company to require repayment of the loans, prior notice period		30 days